Note 12 - Administrative Expense - Components of Administrative Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Investor relations	$ 541	$ 543	$ 513
Audit fee	231	267	240
Advisory services fee	684	2,266	1,251
Listing fees	402	328	206
Directors fees company	247	211	191
Directors fees Blanket	40	48	60
Employee costs	2,781	2,803	3,106
Office costs - Zambia		17	716
Unrecoverable VAT expenses			298
Donation to community			58
Other office administration costs	444	185	547
Travel costs	399	484	325
Eersteling Gold Mine administration costs	142	111	111
Total	$ 5,911	$ 7,263	$ 7,622